ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (TABLES)	12 Months Ended
Mar. 31, 2014
Accrued Liabilities Current and Other Liabilities Current [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses and other current liabilities consisted of the following:
	As of March 31,
	2013	2014
	$	$

Accrued payroll and employee benefits	885	1,191
Deposits received from customers	16	50
Accrued audit fee	252	260
Others	233	229

	1,386	1,730